Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Current
Cash and cash equivalents	$ 1,549	$ 1,527
Short-term investments	1,105	247
Accounts receivable, net	2,353	3,062
Other receivables	272	496
Inventories	603	1,027
Income taxes receivable	597	135
Other current assets	469	365
Deferred income tax asset	139	197
Assets held for sale	14	15
Total current assets	7,101	7,071
Long-term investments	221	337
Property, plant and equipment, net	2,395	2,733
Goodwill		304
Intangible assets, net	3,448	3,286
Total assets	13,165	13,731
Current
Accounts payable	1,064	744
Accrued liabilities	1,842	2,382
Deferred revenue	542	263
Total current liabilities	3,448	3,389
Deferred income tax liability	245	232
Income taxes payable	12	10
Total liabilities	3,705	3,631
Capital stock and additional paid-in capital
Preferred shares, authorized unlimited number of non-voting, cumulative, redeemable and retractable
Common shares: authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares Issued - 524,159,844 voting common shares (March 3, 2012 - 524,159,844)	2,431	2,446
Treasury stock March 2, 2013 - 9,019,617 (March 3, 2012 - 8,711,010)	(234)	(299)
Retained earnings	7,267	7,913
Accumulated other comprehensive income (loss)	(4)	40
Total shareholders' equity	9,460	10,100
Total liabilities and shareholders' equity	$ 13,165	$ 13,731